Note 14 - Stock-based Compensation - Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Risk-free interest rate	1.61%
Expected volatility factor	45.37%
Expected option life (Year)	6 years 182 days
Minimum [Member]
Risk-free interest rate		1.05%
Expected volatility factor		29.54%
Expected option life (Year)		4 years
Maximum [Member]
Risk-free interest rate		1.62%
Expected volatility factor		35.27%
Expected option life (Year)		5 years